Document and Entity Information	Jan. 10, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2024
Document Effective Date	Jan. 11, 2024
Prospectus Date	Nov. 30, 2023
ARK Next Generation Internet ETF (ARKW) | ARK Next Generation Internet ETF
Prospectus:
Trading Symbol	ARKW